Other Assets - Summary of Other Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Ammonia catalyst	$ 76	$ 71
Other	$ 44	$ 41